Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 3,064,242,319	$ 1,268,252,493
Cash and cash equivalents	875,213,699	309,975,140	$ 332,036,013	$ 235,684,500
Other current financial assets	3,530,216	4,041,415
Other current non-financial assets	192,640,352	66,825,997
Trade and other receivables, current	1,509,513,355	688,185,127
Current accounts receivable from related parties	256,268,604	56,440,088
Inventories	77,916,093	31,247,710
Current tax assets	120,558,367	111,537,016
Non-current assets or disposal groups held for sale	28,601,633
TOTAL NON-CURRENT ASSETS	8,801,337,413	8,232,071,103
Other non-current financial assets	59,827,640	39,379,065
Other non-current non-financial assets	78,276,341	89,616,648
Trade and other non-current receivables	691,147,645	515,786,340
Non-Current accounts payable from related companies		6,348,001
Investments accounted for using the equity method	17,752,778	9,923,933	12,992,803
Intangible assets other than goodwill	191,441,263	191,221,555	165,114,521
Goodwill	883,613,429	921,078,198	915,705,369
Property, plant and equipment	6,572,353,994	6,110,688,761	5,033,496,472
Investment property	7,348,262	7,539,005	7,421,940
Assets for right of use	233,698,432	160,788,861
Deferred tax assets	65,877,629	179,700,736
TOTAL ASSETS	11,865,579,732	9,500,323,596
TOTAL CURRENT LIABILITIES	3,168,491,880	2,132,326,217
Other current financial liabilities	68,519,783	88,339,890
Current lease liabilities	19,020,636	11,105,018
Trade and other payables, current	1,743,892,909	978,324,487
Current accounts payable to related parties	946,498,574	1,004,597,958
Other current provisions	22,902,006	19,756,317
Current tax liabilities	334,336,370	13,148,707
Other current non-financial liabilities	33,321,602	17,053,840
TOTAL NON-CURRENT LIABILITIES	4,308,148,549	4,021,504,481
Other non-current financial liabilities	2,183,803,256	1,941,874,378
Non-current lease liabilities	216,664,919	148,557,059
Trade and other payables non-current	308,308,862	179,397,412
Non-Current accounts payable to related parties	1,147,096,713	1,300,059,097
Other long-term provisions	189,470,243	194,112,714
Deferred tax liabilities	199,016,494	197,416,950
Non-current provisions for employee benefits	62,699,415	58,951,586	75,538,265
Other non-current non-financial liabilities	1,088,647	1,135,285
TOTAL EQUITY	4,388,939,303	3,346,492,898	3,594,274,499	3,747,283,652
Equity attributable to shareholders of Enel Chile	4,097,200,895	3,097,868,353
Allocated capital	3,882,103,470	3,882,103,470
Retained earnings	2,474,432,817	1,603,186,295
Other reserves	(2,259,335,392)	(2,387,421,412)	$ (2,277,625,485)	$ (2,405,509,135)
Non-controlling interests	291,738,408	248,624,545
TOTAL LIABILITIES AND EQUITY	11,865,579,732	9,500,323,596
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	1,937,857,990	704,953,231
Cash and cash equivalents	15,577,716	4,059,117
Other current financial assets	3,328,010	2,747,199
Other current non-financial assets	168,853,772	53,654,303
Trade and other receivables, current	941,807,106	319,374,477
Current accounts receivable from related parties	686,500,891	262,328,437
Inventories	48,882,081	25,601,423
Current tax assets	46,194,764	37,188,275
Non-current assets or disposal groups held for sale	26,713,650
TOTAL NON-CURRENT ASSETS	6,459,003,403	5,869,269,137
Other non-current financial assets	57,198,350	38,915,283
Other non-current non-financial assets	71,679,797	85,177,306
Trade and other non-current receivables	46,817,168	100,176,330
Non-Current accounts payable from related companies	147,613,887	148,999,820
Investments accounted for using the equity method	12,792,475	6,095,038
Intangible assets other than goodwill	107,712,453	101,567,646
Goodwill	34,282,519	34,159,548
Property, plant and equipment	5,715,336,720	5,031,641,934
Assets for right of use	231,835,979	156,537,247
Deferred tax assets	33,734,055	165,998,985
TOTAL ASSETS	8,396,861,393	6,574,222,368
TOTAL CURRENT LIABILITIES	1,815,369,972	1,160,666,050
Other current financial liabilities	55,252,071	79,273,121
Current lease liabilities	17,743,500	9,242,799
Trade and other payables, current	1,077,964,004	668,905,400
Current accounts payable to related parties	607,176,390	373,766,861
Other current provisions	22,008,065	17,906,766
Current tax liabilities	21,154,968	2,461,869
Other current non-financial liabilities	14,070,974	9,109,234
TOTAL NON-CURRENT LIABILITIES	3,232,461,558	2,688,289,480
Other non-current financial liabilities	876,704,452	902,487,329
Non-current lease liabilities	214,705,438	145,264,339
Trade and other payables non-current	267,218	3,788,764
Non-Current accounts payable to related parties	1,742,214,913	1,245,386,779
Other long-term provisions	177,512,333	181,398,929
Deferred tax liabilities	201,374,515	192,175,894
Non-current provisions for employee benefits	19,682,689	17,787,446
TOTAL EQUITY	3,349,029,863	2,725,266,838
Equity attributable to shareholders of Enel Chile	3,349,029,863	2,725,266,838
Allocated capital	1,270,222,769	1,264,108,957
Retained earnings	1,900,047,598	1,455,385,686
Share Premium	85,511,492	85,511,492
Other reserves	93,248,004	(79,739,297)
TOTAL LIABILITIES AND EQUITY	8,396,861,393	6,574,222,368
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	517,448,833	381,074,530
Cash and cash equivalents	1,645,018	1,964,579
Other current financial assets	102,529	1,238,240
Other current non-financial assets	2,071,666	4,215,329
Trade and other receivables, current	498,172,677	344,375,668
Current accounts receivable from related parties	3,546,493	11,763,448
Inventories	4,696,300	2,997,869
Current tax assets	6,555,521	14,519,397
Non-current assets or disposal groups held for sale	658,629
TOTAL NON-CURRENT ASSETS	1,503,735,962	1,590,778,338
Other non-current non-financial assets	3,974,661	3,076,764
Trade and other non-current receivables	521,384,397	401,098,758
Intangible assets other than goodwill	76,341,449	82,839,363
Goodwill	2,240,478	2,240,478
Property, plant and equipment	866,265,376	1,093,444,389
Assets for right of use	2,552,157	4,244,878
Deferred tax assets	30,977,444	3,833,708
TOTAL ASSETS	2,021,184,795	1,971,852,868
TOTAL CURRENT LIABILITIES	707,079,955	746,688,757
Other current financial liabilities	5,288,702	150,674
Current lease liabilities	1,273,849	1,853,542
Trade and other payables, current	371,911,869	262,862,315
Current accounts payable to related parties	315,459,903	465,826,390
Other current provisions	180,851	1,266,514
Current tax liabilities	944,932	9,202,761
Other current non-financial liabilities	12,019,849	5,526,561
TOTAL NON-CURRENT LIABILITIES	629,125,828	371,287,907
Non-current lease liabilities	1,959,481	3,292,221
Trade and other payables non-current	308,041,157	175,608,162
Non-Current accounts payable to related parties	281,625,788	142,651,760
Other long-term provisions	11,957,910	12,319,020
Deferred tax liabilities		11,639,461
Non-current provisions for employee benefits	24,452,845	24,641,998
Other non-current non-financial liabilities	1,088,647	1,135,285
TOTAL EQUITY	684,979,012	853,876,204
Equity attributable to shareholders of Enel Chile	684,979,012	853,876,204
Allocated capital	177,568,664	230,137,980
Retained earnings	778,754,348	946,912,262
Share Premium	273,307	354,220
Other reserves	(271,617,307)	(323,528,258)
TOTAL LIABILITIES AND EQUITY	2,021,184,795	1,971,852,868
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	(608,935,496)	(182,224,732)
Cash and cash equivalents	(857,990,965)	(303,951,444)
Other current financial assets	(99,677)	(55,976)
Other current non-financial assets	(21,714,914)	(8,956,365)
Trade and other receivables, current	(69,533,572)	(24,434,982)
Current accounts receivable from related parties	(433,778,780)	(217,651,797)
Inventories	(24,337,712)	(2,648,418)
Current tax assets	(67,808,082)	(59,829,344)
Non-current assets or disposal groups held for sale	(1,229,354)
TOTAL NON-CURRENT ASSETS	(838,598,048)	(772,023,628)
Other non-current financial assets	(2,629,290)	(463,782)
Other non-current non-financial assets	(2,621,883)	(1,362,578)
Trade and other non-current receivables	(122,946,080)	(14,511,252)
Non-Current accounts payable from related companies	(147,613,887)	(142,651,819)
Investments accounted for using the equity method	(4,960,303)	(3,828,895)
Intangible assets other than goodwill	(7,387,361)	(6,814,546)
Goodwill	(847,090,432)	(884,678,172)
Property, plant and equipment	(9,248,102)	(14,397,562)
Investment property	(7,348,262)	(7,539,005)
Assets for right of use	(689,704)	(6,736)
Deferred tax assets	(1,166,130)	(9,868,043)
TOTAL ASSETS	(1,447,533,544)	(954,248,360)
TOTAL CURRENT LIABILITIES	(646,041,953)	(224,971,410)
Other current financial liabilities	(7,979,010)	(8,916,095)
Current lease liabilities	(3,287)	(8,677)
Trade and other payables, current	(294,017,036)	(46,556,772)
Current accounts payable to related parties	(23,862,281)	(165,004,707)
Other current provisions	(713,090)	(583,037)
Current tax liabilities	(312,236,470)	(1,484,077)
Other current non-financial liabilities	(7,230,779)	(2,418,045)
TOTAL NON-CURRENT LIABILITIES	(446,561,163)	(961,927,094)
Other non-current financial liabilities	(1,307,098,804)	(1,039,387,049)
Non-current lease liabilities		(499)
Trade and other payables non-current	(487)	(486)
Non-Current accounts payable to related parties	(876,743,988)	(87,979,442)
Other long-term provisions		(394,765)
Deferred tax liabilities	(2,358,021)	(6,398,405)
Non-current provisions for employee benefits	(18,563,881)	(16,522,142)
TOTAL EQUITY	354,930,428	(232,650,144)
Equity attributable to shareholders of Enel Chile	354,930,428	(232,650,144)
Allocated capital	(2,434,312,037)	(2,387,856,533)
Retained earnings	(204,369,129)	(799,111,653)
Share Premium	(85,784,799)	(85,865,712)
Other reserves	(1,789,227,681)	(1,735,529,312)
TOTAL LIABILITIES AND EQUITY	$ (1,447,533,544)	$ (954,248,360)